Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Central Index Key	dei_EntityCentralIndexKey	0000002110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2012
Prospectus Date	rr_ProspectusDate	Jan. 24, 2012
(Columbia Acorn Select)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA ACORN TRUST
Columbia Acorn Select℠
(the "Fund")

Supplement dated January 24, 2012 to the Prospectuses dated May 1, 2011, as supplemented, and the Statement of Additional Information dated May 1, 2011

Effective January 31, 2012, the Fund will no longer be classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.

Effective January 31, 2012, the Fund's prospectuses dated May 1, 2011, as supplemented, are further supplemented as follows:

Strategy Narrative Supplement [Text Block]	columbia_SupplementTextBlock_02	The last sentence of the fourth paragraph under the heading Principal Investment Strategies is replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund was previously registered as a non-diversified investment company. The Fund has changed its classification from non-diversified to diversified. The Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders.

Risk Narrative Supplement [Text Block]	columbia_SupplementTextBlock_01	The last bullet point under the heading Principal Risks is deleted in its entirety.